STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	$ 154,482,029	$ 137,734,317
Cash	283,252	169,848
Contributions receivable	135,259	162,889
Notes receivable from participants	192,900	161,122
Net assets available for benefits	$ 155,093,440	$ 138,228,176